Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
14. Related Parties

As part of the acquisition of SPH Holdings Pty Ltd, the Company paid $100,000 and issued an additional 2,000,000 shares of common stock to Cellabs Pty Ltd (Cellabs) as part of a repayment agreement for its outstanding loans to SPH Holdings Pty Ltd. In January 2013, the Company paid an additional $50,000 to Cellabs. The remaining loan balance of $200,000 was paid in December 2013.

During the year ended December 31, 2013, $110,000 was recognized in general and administrative expenses for management and accounting consultancy fees provided by two shareholders. The Company shares resources in the new Australian operations such as facility space, electricity, insurance, and equipment with Cellabs, owned by a shareholder, and receives a quarterly invoice for these services. The total expense for these services for the year ended December 31, 2014 was $36,000 and for December 31, 2013 was $70,000. As part of the acquisition of SPH, the Company also entered into a loan repayment agreement with Cellabs which was paid in full during 2013.

As of December 31, 2014 and December 31, 2013, $3,000 and $152,000, respectively, of current liabilities are due to related parties.

Randal J. Kirk, the father of Julian P. Kirk, a member of our board of directors, directly and through certain affiliates, has voting and dispositive power over a majority of the outstanding capital stock of Intrexon. Randal J. Kirk is also deemed a holder of more than five percent of the shares of our common stock, as described in the section entitled “Security Ownership of Certain Beneficial Owners and Management” in our definitive proxy statement for the 2014 annual meeting of shareholders. In March 2013, the Company entered into an Exclusive Channel Collaboration Agreement with Intrexon Corporation. This agreement allows the Company to utilize Intrexon’s synthetic biology platform for the identification, development and production of bacteriophage-containing human therapeutics. The Company paid a one-time technology access fee in 2013 to Intrexon of $3,000,000 in common stock. The Company shall pay Intrexon, in cash or stock, milestone fees for the initiation and commencement of the first Phase 2 trial of $2,500,000 and $5,000,000 upon the first regulatory approval of any product in any major market country. With regard to each product sold by the Company, the Company will pay, in cash, tiered royalties on a quarterly basis based on net sales of AmpliPhi Products, calculated on a product-by-product basis. No milestones have been met and no milestone payments have been paid to Intrexon through December 31, 2014. However, the Company paid $941,000 and $357,000 to Intrexon in 2014 and 2013, respectively, for technical services rendered under the agreement.